Shareholder Report, Holdings (Details) - C000246166 [Member]	May 31, 2025
Avantis U.S. Small Cap Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Vanguard FTSE Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Vanguard FTSE Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Avantis Real Estate ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Avantis International Small Cap Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Avantis Emerging Markets Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Procter & Gamble Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Exchange Traded Funds1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.80%
Investments Purchased with Proceeds from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)